Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Notes to Statement of Consolidated Cash Flows
(a)	Cash generated from operations

	2021	2020	2019
	RMB million	RMB million	RMB million
(Loss)/profit before income tax	(17,513)	(16,488)	4,299
Adjustments for:
Depreciation of property, plant and equipment	9,490	9,067	9,078
Depreciation of right-of-use assets	12,389	12,367	12,298
Depreciation of investment properties	10	12	25
Amortisation of intangible assets	210	239	143
Amortisation of other non-current assets	619	570	536
Gain on disposal of property, plant and equipment and right-of-use assets	(719)	(17)	(22)
Gain on disposal of an investment in subsidiaries, associates and joint ventures	(142)	—	(64)
Dividend income from equity investments at fair value through other comprehensive income	(3)	(12)	(19)
Dividend income from a financial asset at fair value through profit or loss	(5)	(6)	(3)
Share of results of associates	97	82	(265)
Share of results of joint ventures	44	13	(17)
Net foreign exchange (gains)/loss	(1,506)	(2,746)	890
Fair value losses/(gains), net:
Financial asset at fair value through profit or loss	11	26	(25)
COVID-19-related rent concessions from lessors	—	(3)	—
Impairment charges	22	184	4
Impairment losses on financial assets, net	28	32	16
Interest expense	5,812	5,214	5,169

Operating profit before working capital changes	8,844	8,534	32,043

Changes in working capital
Flight equipment spare parts	240	200	(457)
Trade receivables	159	593	(275)
Prepayments and other receivables	(916)	2,893	(2,336)
Contract liabilities	(805)	(6,686)	1,281
Restricted bank deposits	—	(6)	9
Trade and bills payables	(766)	(657)	(163)
Other payables and accruals	(1,686)	(983)	1,459
Other long-term liabilities	489	(2,174)	(1,916)
Post-retirement benefit obligations	(11)	(46)	(125)
Provision for lease return costs for aircraft and engines	280	(188)	617

Cash generated from operations	5,828	1,480	30,137

Summary of Major Non-cash Transactions
(b)	Major non-cash transactions

	2021	2020
	RMB million	RMB million
Additions to right-of-use assets and reserve (Note 21(b))	744	—
Additions to right-of-use assets and lease liabilities	18,202	7,191

Summary of Changes in Liabilities Arising from Financing Activities
(c)	Changes in liabilities arising from financing activities

	Bank and other loans	Lease liabilities
	RMB million	RMB million
At January 1, 2019	55,126	109,306
Changes from financing cash flows	(3,427)	(23,895)
Foreign exchange movement	138	851
Disposal of a subsidiary	—	(10)
New leases	—	24,023

At December 31, 2019	51,837	110,275

At January 1, 2020	51,837	110,275
Changes from financing cash flows	36,173	(18,444)
COVID-19-related rent concessions from lessors	—	(3)
Foreign exchange movement	(115)	(2,768)
New leases	—	7,191

At December 31, 2020	87,895	96,251

At January 1, 2021	87,895	96,251
Changes from financing cash flows	7,778	(15,725)
COVID-19-related rent concessions from lessors	—	—
Other addition	702	486
Foreign exchange movement	(584)	(738)
New leases	—	18,202

At December 31, 2021	95,791	98,476

Disclosure Of Detailed Information About Cash Flow Information For Leases Explanatory
(d)	Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

	2021	2020	2019
	RMB million	RMB million	RMB million

Within operating activities	(383)	(358)	(631)
Within investing activities	(1,516)	(1,183)	(1,449)
Within financing activities	(18,838)	(22,099)	(27,789)